Cover	3 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity File Number	0-10248
Entity Registrant Name	FONAR CORPORATION
Entity Central Index Key	0000355019
Entity Tax Identification Number	11-2464137
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 Marcus Drive
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	694-2929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value
Trading Symbol	FONR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false